Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Non-Cancelable Commitments under Finance and Operating Leases

The Company has the following non-cancelable commitments under finance leases:

Year ended December 31,
2019	Ps.	22,920
2020		13,365
2021		12,068
2022		10,751
2023		9,399
2024 and thereafter		34,011

Total	Ps.	102,514
Less: amounts representing finance charges		23,837

Present value of net minimum lease payments		78,677
Less current portion		14,240

Long-term obligations	Ps.	64,437

An analysis of non-cancellable operating leases is as follows:

Year ended December 31,
2019	Ps.	24,034,366
2020		22,104,366
2021		15,522,020
2022		14,250,332
2023		12,046,800
2024 and thereafter		49,991,937

Total	Ps.	137,949,821

Purchase Commitments

As of December 31, 2018, the total amounts equivalent to the contract period are detailed below:

Year ended December 31,
2019	Ps.	88,233,626
2020		68,170,083
2021		55,358,156
2022		13,322,961

Total	Ps.	225,084,826